Research and Development	12 Months Ended
Jun. 30, 2015
Research and Development [Abstract]
Research and Development
Research and Development
Research and development costs amounted to $403,085 in 2015, $410,132 in 2014 and $406,613 in 2013. These amounts include both costs incurred by the Company related to independent research and development initiatives as well as costs incurred in connection with research and development contracts. Costs incurred in connection with research and development contracts amounted to $57,799 in 2015, $55,916 in 2014 and $58,916 in 2013. These costs are included in the total research and development cost for each of the respective years.